Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 31,694,359	¥ 24,770,851
Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	30,611,253	24,333,981
At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	31,787,879	24,741,916
At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	30,203,722	23,747,616
Level 2 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	23,941,863	18,598,205
Level 3 [Member] | At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	31,787,879	24,741,916
Level 3 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 6,261,858	¥ 5,149,410